Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information on the Groups Share in Associates and Joint Ventures individually immaterial
Carrying amount of all associates that are individually immaterial to the Group	€ 866	€ 1,027	€ 1,013
Aggregated amount of the Group's share of profit (loss) from continuing operations	141	183
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(36)	11
Aggregated amount of the Group's share of total comprehensive income	€ 105	€ 194